Discontinued operations (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 19,250	R$ 17,321	R$ 16,298
Income (loss) before income tax and social contribution (Continued operations)	(332)	(1,315)	(570)
Income tax and social contribution	418	454	725
Net income (loss) for the year	(2,134)	(4)	960
Discontinued operations [member] | Extra Hiper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	61	998	10,636
Income (loss) before income tax and social contribution (Continued operations)	(588)	1,369	86
Income tax and social contribution	77	(561)	190
Net income (loss) for the year	R$ (511)	R$ 808	R$ 276